Long-Term Debt (Details Narrative) $ in Thousands	1 Months Ended						5 Months Ended	8 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Jan. 27, 2021 USD ($)	Jan. 22, 2021 USD ($)	Jan. 23, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 20, 2020	Jan. 17, 2020 USD ($)	May 27, 2020 USD ($)	Sep. 03, 2021 USD ($)	Aug. 31, 2021 USD ($)	Oct. 20, 2021 USD ($)	Nov. 29, 2021 USD ($)	Nov. 18, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 16, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 20, 2021 EUR (€)
Line of Credit Facility [Line Items]
Long-term debt outstanding balance													$ 1,317,427		$ 379,662
Seller's credit agreement													16,000		0	$ 0
Repayments of Debt													$ 145,471		153,573	32,733
Debt Instrument, Covenant Compliance													As of December 31, 2021, and 2020 the Partnership was in compliance with all financial covenants.
Interest expense from continuing operations													$ 16,586		$ 13,761	$ 15,836
Weighted average interest rate													2.90%		3.60%	5.70%
LNG/C Adamastos [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term											14 years 8 months 12 days
Sale and leaseback transaction assumed balance - Financial arrangement											$ 143,103
LNG/C Attalos [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term												6 years 8 months 12 days
Sale and leaseback transaction assumed balance - Financial arrangement												$ 146,315
LNG/C Asklipios [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term												6 years 10 months 24 days
Sale and leaseback transaction assumed balance - Financial arrangement												$ 149,570
Refinancing of M/V Akadimos, the M/V Adonis and the M/V CMA CGM Magdalena with ICBCFL [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term							7 years
Sale and leaseback transaction gross cash inflow financing arrangement							$ 155,350
Repayments of Debt							$ 116,515
M/V CMA CGM Magdalena and M/V Adonis [Member]
Line of Credit Facility [Line Items]
Repayments of sale and laseback transaction - Financial arrangement													$ 96,205
Credit facilities and financing arrangements [Member]
Line of Credit Facility [Line Items]
Repayments of Debt													$ 49,266		$ 37,058
CPLP Shipping Holding PLC [Member] | Unsecured Bonds [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term										5 years
Name of Stock Exchange										Athens Stock Exchange
Debt Instrument, Face Amount										$ 170,862								€ 150,000,000
Fixed interest rate of coupon bond										2.65%
Debt Instrument, Frequency of Periodic Payment										semi-annually
Ratio Of EBITDA To Net Interest Expense										2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet										0.75:1
Debt Instrument, Issuance Date										Oct. 20, 2021
CPLP Shipping Holding PLC [Member] | Unsecured Bonds [Member] | Bonds requirements and terms [Member]
Line of Credit Facility [Line Items]
Cash Collateral for Borrowed Securities | €																	€ 100,000
Description of deposit to the DSRA account													we deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the Bonds outstanding at the time
Description of the difference detween MVAN and $300,000													if our MVAN falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the Bonds outstanding)
CGC [Member] | LNG/C Aristos I [Member]
Line of Credit Facility [Line Items]
Seller's credit agreement									$ 5,000
CGC [Member] | LNG/C Aristarchos [Member]
Line of Credit Facility [Line Items]
Seller's credit agreement									$ 5,000
For each vessel - M/V Long Beach Express, M/V Seattle Express and M/V Fos Express [Member] | CMBFL Sale And Leaseback Transaction [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		5 years
Sale Leaseback Transaction, Date		January 22, 2021
Sale and leaseback transaction gross cash inflow financing arrangement		$ 10,010
CMTC [Member]
Line of Credit Facility [Line Items]
Seller's credit agreement	$ 6,000
M/V Athos Financing Arrangement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term					5 years
Sale Leaseback Transaction, Date					January 20, 2020
Sale and leaseback transaction gross cash inflow financing arrangement			$ 38,500
M/V Aristomenis Financing Arrangement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term					5 years
Sale Leaseback Transaction, Date					January 20, 2020
Sale and leaseback transaction gross cash inflow financing arrangement			$ 38,500
M/V Athenian Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term						5 years
Debt Instrument, Issuance Date						Jan. 17, 2020
Maximum borrowing capacity						$ 38,500
Amount drawn down				$ 38,500
ING Bank N.V. - Assumed balance [Member] | LNG/C Aristidis I [Member]
Line of Credit Facility [Line Items]
Long-term debt outstanding balance														$ 123,001
Debt Instrument, Term														6 years
Bank of Communications Financial Leasing Co. Ltd [Member] | LNG/C Aristos I [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term								6 years 1 month 6 days
Sale and leaseback transaction assumed balance - Financial arrangement								$ 148,920
Bank of Communications Financial Leasing Co. Ltd [Member] | LNG/C Aristarchos [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term								6 years 8 months 12 days
Sale and leaseback transaction assumed balance - Financial arrangement								$ 155,435
Covenants [Member]
Line of Credit Facility [Line Items]
Ratio Of EBITDA To Net Interest Expense													2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet													0.75:1
Covenants [Member] | Credit Facility 2017, 'ICBCFL' Financing Arrangement and Credit Facility 2020 [Member]
Line of Credit Facility [Line Items]
Collateral Maintenance Requirement													125.00%
Covenants [Member] | 2020 CMBFL, 2021 CMBFL-Panamax and 2021 credit facility [Member]
Line of Credit Facility [Line Items]
Collateral Maintenance Requirement													120.00%
Covenants [Member] | 'CMBFL-LNG/C' Financing Arrangement [Member]
Line of Credit Facility [Line Items]
Collateral Maintenance Requirement													110.00%
Covenants [Member] | 'Bocomm' Financing Arrangement [Member]
Line of Credit Facility [Line Items]
Collateral Maintenance Requirement													111.00%
Covenants [Member] | Per Vessel [Member]
Line of Credit Facility [Line Items]
Restricted Cash and Cash Equivalents													$ 500